Document And Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	MGT CAPITAL INVESTMENTS, INC.
Entity Central Index Key	0001001601
Document Type	S-1/A
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Amendment description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false